AVAILABLE FOR SALE FINANCIAL ASSETS (Details 1) - Equity securities available for sale [Member] - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	$ 824,033	$ 729,779
Empresa de Energia de Bogota S.A. E.S.P. [Member]
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	659,208	592,142
Gas Natural S.A. ESP [Member]
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	49,998	74,624
Mineros S.A. [Member]
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	56,546	42,913
Bolsa de Valores de Colombia S.A. [Member]
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	52,064	15,603
Master Card [Member]
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	5,634	3,874
Others [Member]
Disclosure of available for sale financial assets [Line Items]
Available For Sale Equity Instruments	[1]	$ 583	$ 623

[1]	These investments in equity securities have been designated as available-for-sale sale taking into account that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.